SCHEDULE OF RECOGNIZED AMOUNTS RELATED TO REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Concentrate revenue from contracts with customers	$ 9,229	$ 9,440	$ 16,986	$ 19,284
Provisional pricing adjustments on concentrate sales	(1,448)	277	(708)	214
Total revenue	$ 7,781	$ 9,717	$ 16,278	$ 19,498